SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares	3,848,200	5,978,300
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 3.68	$ 3.29
Number of share options granted in share-based payment arrangement | shares	736,986	818,500
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 6.24	$ 6.9
Number of share options exercised in share-based payment arrangement | shares	(569,200)	(2,801,600)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 3.57	$ 3.76
Number of share options forfeited in share-based payment arrangement | shares	(116,356)	(147,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 6.63	$ 4.29
Number of share options outstanding in share-based payment arrangement at end of period | shares	3,899,630	3,848,200
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 4.09	$ 3.68
Number of share options exercisable in share-based payment arrangement | shares	3,374,459	2,973,100
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 3.74	$ 3.4